Note 1 - Nature of the Business (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Subsidiaries [Table Text Block]
Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities
BeyondSpring
Pharmaceuticals Inc.
(“BeyondSpring US”)	Delaware, U.S.	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	BVI	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited
(“BeyondSpring HK”)	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology
Limited (“BVI Biotech”)	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology
(Shenzhen) Ltd.
(“Wanchun Shenzhen”)	PRC	April 23, 2015	100%	Holding company

Dalian Wanchunbulin
Pharmaceuticals Ltd.
(“Wanchunbulin”)	PRC	May 6, 2015	57.97%	Clinical trial activities

BeyondSpring Pharmaceuticals
Australia PTY Ltd.
(“BeyondSpring Australia”)	Australia	March 3, 2016	100%	Clinical trial activities

Beijing Wanchun Pharmaceutical
Technology Ltd.
(“Beijing Wanchun”)	PRC	May 21, 2018	57.97%	Holding company
Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities
SEED Therapeutics Inc.				Pre-clinical development
(“SEED”)	BVI	June 25, 2019	58.97%	activities

SEED Technology Limited
(“SEED Technology”)	BVI	December 9, 2019	57.97%	Holding company

SEED Therapeutics US, Inc.				Pre-clinical development
(“SEED US”)	Delaware, U.S.	November 25, 2020	58.97%	activities